Business Combinations and Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2012 Previously Reported [Member] Southern Community [Member]	Sep. 07, 2011 Previously Reported [Member] Green Bankshares Investment [Member]	Jan. 28, 2011 Previously Reported [Member] Capital Bank Investment [Member]	Sep. 30, 2012 Measurement Period Adjustments [Member] Southern Community [Member]	Sep. 07, 2011 Measurement Period Adjustments [Member] Green Bankshares Investment [Member]	Sep. 30, 2012 Revised [Member] Southern Community [Member]	Sep. 07, 2011 Revised [Member] Green Bankshares Investment [Member]
Fair value of assets acquired:
Cash and cash equivalents		$ 256,267	$ 542,725	$ 208,255			$ 256,267	$ 542,725
Investment securities		189,771	174,188	225,336		(450)	189,771	173,738
Mortgage loans held for sale				2,569
Loans		774,781	1,342,798	1,104,463	43,238	1,943	818,019	1,344,741
Goodwill		31,903	26,825	50,095	(15,876)	2,316	16,027	29,141
Premises and equipment		35,061	71,654			(564)	35,061	71,090
Other intangible assets		6,860	12,118	5,004		1,500	6,860	13,618
Deferred tax asset		43,481	54,642	66,509	(15,532)	(5,423)	27,949	49,219
Other assets		60,159	140,809	66,048	(174)	(124)	59,985	140,685
Total assets acquired		1,366,380	2,365,759	1,728,279	27,532	(802)	1,393,912	2,364,957
Fair value of liabilities assumed:
Deposits		1,093,914	1,872,050	1,351,467			1,093,914	1,872,050
Borrowings				123,837
Subordinated debt				19,867
Long term debt and other borrowings		187,341	231,152				187,341	231,152
Other liabilities		17,703	19,474	9,023	11,656	(802)	29,359	18,672
Total liabilities assumed		1,298,958	2,122,676	1,504,194	11,656	(802)	1,310,614	2,121,874
Net assets acquired		67,422	243,083	224,085	15,876		83,298	243,083
Less: non-controlling interest at fair value			(26,814)	(43,785)				(26,814)
Total			216,269	180,300				216,269
Underwriting and legal costs			750	750				750
Purchase price	$ 2,900	$ 99,325	$ 217,019	$ 181,050			$ 99,325	$ 217,019